VALUATION PROVISIONS OF INVENTORIES - Schedule of Net Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Net Inventories
Raw materials and consumables	$ 39.3	$ 45.0
Work in progress	38.2	48.7
Finished goods	1,163.5	1,005.9
Total	$ 1,241.0	$ 1,099.6